[logo] Legg Mason & Co., LLC
100 Light Street, P.O. Box 1476
Baltimore, MD 21203-1476
410 o 539 o 0000



                                                     May 6, 2009


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Global Trust, Inc.
                  1933 Act File No. 33-56672
                  1940 Act File No. 811-7418

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to Legg Mason Global Trust, Inc. do not differ from those filed in Post-Effective Amendment No. 39 that was filed electronically on April 30, 2009.

                                                     Very truly yours,

                                                 /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:jar